Label	Element	Value
Virtus Stone Harbor Local Markets Fund
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	Virtus Stone Harbor Local Markets Fund
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The fund has an investment objective of seeking to maximize total return, which consists of income on its investments and capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial professional or other financial intermediary; (ii) under “Sales Charges” on page 28 of the fund’s prospectus; and (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers.”

The Virtus Stone Harbor Local Markets Fund, a series of Virtus Opportunities Trust, is the successor of the Stone Harbor Local Markets Fund, formerly a series of Stone Harbor Investment Funds (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the fund on April 8, 2022.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 150% of the average value of its portfolio. High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	150.00%
Expense Breakpoint Discounts [Text]	oef_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	oef_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings made for investment purposes) in Emerging Markets Investments. As of the date of this prospectus, the fund’s subadviser considers “Emerging Markets Investments” for this purpose to include fixed income securities and derivative instruments

(including, but not limited to, spot and currency contracts, futures, options and swaps) that economically are tied to an emerging market country, which are denominated in the predominant currency of the local market of an emerging market country (an “Emerging Markets Currency”) or whose performance is linked to those countries’ currencies, markets, economies or ability to repay loans, as well as Emerging Markets Currencies themselves. Fixed income securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Fixed income securities include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, and mortgage and other asset-backed securities. Money market securities include bank certificates of deposit, bankers' acceptances, bank time deposits, notes, commercial paper, and U.S. Government securities. Ω Although under normal circumstances a significant portion of the fund’s investments will be denominated in Emerging Markets Currencies, Emerging Markets Investments may be denominated in non-Emerging Markets Currencies, including the U.S. dollar. A security or instrument is economically tied to an emerging market country if it is principally traded on the country’s securities markets or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country. Derivatives instruments may be used for hedging purposes or to otherwise gain or reduce long or short exposure to Emerging Markets Fixed Income Securities. Although the fund is not limited in the types of derivatives it can use, the fund currently expects that its derivatives investments will consist primarily of the following instruments and transactions: futures, options, swaps, including credit default swaps, and credit linked notes. The fund may use derivatives to a significant extent.

The fund considers “emerging market countries” to include countries identified by the World Bank Group as being “low income economies” or which are included in a JPMorgan emerging market bond index. The subadviser has broad discretion as to the specific emerging market countries in which the fund invests, and while the allocation to various markets will vary it is likely that the fund will often have 5% or more of its assets invested in one or more specific emerging markets countries. It is anticipated that the Fund will focus most of its investments in Asia, Africa, the Middle East, Latin America and/or the developing countries of Europe. Emerging Markets Investments may include, among other things, sovereign debt securities, corporate debt securities, structured notes, convertible securities, securities issued by supranational organizations, floating rate commercial loans, securitized loan participations, Rule 144A securities, non-U.S. currencies, forward currency contracts and other foreign currency transactions and derivatives related to these types of investments. The fund seeks capital appreciation through country selection, sector selection, security selection and currency selection.

In selecting Emerging Markets Investments for investment, the subadviser will apply a market risk analysis contemplating the assessment of various factors, such as liquidity, volatility, tax implications, interest rate sensitivity, counterparty risks, economic factors, currency exchange rates and technical market considerations.

The fund is “non-diversified,” which means that it can invest a higher percentage of its assets in any one issuer or in a smaller number of issuers than a diversified fund.

Credit Quality. The fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment grade debt securities, commonly referred to as “high yield” securities or “junk bonds.”

Maturity and Duration. The subadviser normally maintains an average portfolio duration of between 2 and 7 years. However, the fund’s average duration may be outside this range, and the fund may invest in securities of any duration and maturity.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	fnd_NmRule35d1TermDfnSmryTextBlock	As of the date of this prospectus, the fund’s subadviser considers “Emerging Markets Investments” for this purpose to include fixed income securities and derivative instruments (including, but not limited to, spot and currency contracts, futures, options and swaps) that economically are tied to an emerging market country, which are denominated in the predominant currency of the local market of an emerging market country (an “Emerging Markets Currency”) or whose performance is linked to those countries’ currencies, markets, economies or ability to repay loans, as well as Emerging Markets Currencies themselves. Fixed income securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Fixed income securities include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, and mortgage and other asset-backed securities. Money market securities include bank certificates of deposit, bankers' acceptances, bank time deposits, notes, commercial paper, and U.S. Government securities.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	fnd_NmRule35d1EightyPctInvstmntPlcyTextBlock	Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings made for investment purposes) in Emerging Markets Investments.
Strategy Portfolio Concentration [Text]	oef_StrategyPortfolioConcentration	Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings made for investment purposes) in Emerging Markets Investments.
Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s and Predecessor Fund’s performance from year to year over a 10-year period. The table shows how the fund’s and Predecessor Fund’s average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the potential risks of investing in the fund.
Performance Additional Market Index [Text]	oef_PerformanceAdditionalMarketIndex	The Bloomberg Global Aggregate Bond Index measures the global investment grade fixed rate bond market. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	800-243-1574
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Calendar year total returns for Class I Shares (includes returns of the Predecessor Fund)
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock

Best Quarter:	2020, Q2:	11.02%	Worst Quarter:	2020, Q1:	-16.98%	Year to Date (6/30/2026):	1.40%

Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2025; includes returns of the Predecessor Fund)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	oef_PerformanceTableExplanationAfterTaxHigher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock

The Bloomberg Global Aggregate Bond Index measures the global investment grade fixed rate bond market. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

The J.P. Morgan GBI-EM Global Diversified Index consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. The weightings among the countries are more evenly distributed within this index. The index is calculated on a total-return basis with dividends reinvested, and it is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Virtus Stone Harbor Local Markets Fund | Principal Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Principal Risks

The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The principal risks of investing in the fund are identified below.

Virtus Stone Harbor Local Markets Fund | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money.
Virtus Stone Harbor Local Markets Fund | Emerging Market Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

> Emerging Market Risk: Emerging markets securities may be more volatile, or more greatly affected by negative conditions, than those of their counterparts in more established foreign markets. Such securities may also be subject to Sanctions Risk.

Virtus Stone Harbor Local Markets Fund | Sanctions Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

> Sanctions Risk: The imposition of sanctions and other similar measures could cause a decline in the value and/or liquidity of securities issued by or tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of transactions, and negatively impact the fund’s liquidity and performance.

Virtus Stone Harbor Local Markets Fund | Foreign Investing Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

> Foreign Investing Risk: Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.

Virtus Stone Harbor Local Markets Fund | Credit Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

> Credit Risk: If the issuer of a debt instrument fails to pay interest or principal in a timely manner, or negative perceptions exist in the market of the issuer’s ability to make such payments, the price of the security may decline.

Virtus Stone Harbor Local Markets Fund | Interest Rate Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	> Interest Rate Risk: The values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced for securities with longer maturities.
Virtus Stone Harbor Local Markets Fund | Counterparty Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	> Counterparty Risk: There is risk that a party upon whom the fund relies to complete a transaction will default.
Virtus Stone Harbor Local Markets Fund | Currency Rate Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	> Currency Rate Risk: Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the fund’s shares.
Virtus Stone Harbor Local Markets Fund | Derivatives Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

> Derivatives Risk: Derivatives and other similar instruments (collectively referred to in this section as “derivatives”) may include, among other things, futures, options, forwards, and swap agreements, and may be used in order to hedge portfolio risks, create leverage or attempt to increase returns. Investments in derivatives may result in increased volatility and the fund may incur a loss greater than its principal investment.

Virtus Stone Harbor Local Markets Fund | High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

> High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high-yield/high-risk securities than investment grade securities, and high-yield/high-risk securities are generally considered to be speculative.

Virtus Stone Harbor Local Markets Fund | Liquidity Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	> Liquidity Risk: Certain instruments may be difficult or impossible to sell at a time and price beneficial to the fund.
Virtus Stone Harbor Local Markets Fund | Non-Diversification Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

> Non-Diversification Risk: The fund is not diversified and may be more susceptible to factors negatively impacting its holdings to the extent the fund invests more of its assets in the securities of fewer issuers than would a diversified fund.

Virtus Stone Harbor Local Markets Fund | Income Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

> Income Risk: Income received from the fund may vary widely over the short- and long-term and/or be less than anticipated if the proceeds from maturing securities in the fund are reinvested in lower-yielding securities.

Virtus Stone Harbor Local Markets Fund | Market Volatility Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

> Market Volatility Risk: The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war or military conflict (e.g., Russia’s invasion of Ukraine), geopolitical risk, acts of terrorism, the spread of infectious illness or other public health issue, recessions, tariffs and other restrictions on trade, or the threat or potential of one or more such events and developments, could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.

Virtus Stone Harbor Local Markets Fund | Bank Loan Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

> Bank Loan Risk: In addition to the risks typically associated with high-yield/high-risk fixed income securities, bank loans may be unsecured or not fully collateralized, may be subject to restrictions on resale, may be less liquid and may trade infrequently on the secondary market. Bank loans settle on a delayed basis; thus, sale proceeds may not be available to meet redemptions for a substantial period of time after the sale of the loan.

Virtus Stone Harbor Local Markets Fund | Foreign Currency Transactions Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	> Foreign Currency Transactions Risk: The fund’s transactions with respect to foreign currency may not be successful or have the effect of limiting gains from favorable market movements.
Virtus Stone Harbor Local Markets Fund | Investing in China Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

> Investing in China Risk: The fund may invest in China, where the government maintains strict currency controls, and where the government plays a major role in the country’s economic policies regarding foreign investments.

Virtus Stone Harbor Local Markets Fund | Non-U.S. Government Securities Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

> Non-U.S. Government Securities Risk: The governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due.

Virtus Stone Harbor Local Markets Fund | Portfolio Turnover Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

> Portfolio Turnover Risk: The fund’s principal investment strategies may result in a high portfolio turnover rate. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on your investment.

Virtus Stone Harbor Local Markets Fund | Prepayment/Call Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

> Prepayment/Call Risk: Issuers may prepay or call their fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates and the fund may not benefit fully from the increase in value that other fixed income investments experience when interest rates decline.

Virtus Stone Harbor Local Markets Fund | Redemption Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

> Redemption Risk: One or more large shareholders or groups of shareholders may redeem their holdings in the fund, resulting in an adverse impact on remaining shareholders in the fund by causing the fund to take actions it would not otherwise have taken. The effects of taxable gains resulting from large redemptions of fund shares would particularly impact non-redeeming shareholders who do not hold their fund shares in a tax-advantaged or tax-exempt vehicle. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the fund’s net asset value and liquidity. In addition, a large redemption could result in the fund’s current expenses being allocated over a smaller asset base, leading to an increase in the fund’s expense ratio.

Virtus Stone Harbor Local Markets Fund | Short-Term Investments Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

> Short-Term Investments Risk: The fund’s short-term investments may not provide the liquidity or protection intended or may prevent the fund from experiencing positive movements in the fund’s principal investment strategies.

Virtus Stone Harbor Local Markets Fund | Bloomberg Global Aggregate Bond Index
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Bloomberg Global Aggregate Bond Index
Virtus Stone Harbor Local Markets Fund | JPMorgan GBI-EM Global Diversified Index
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	JPMorgan GBI-EM Global Diversified Index
Virtus Stone Harbor Local Markets Fund | Class A Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VSHEX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.85%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.85%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.60%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.25%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 498
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	879
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,284
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,416
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	498
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	879
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,284
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,416
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return Before Taxes
Virtus Stone Harbor Local Markets Fund | Class I Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SHLMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.81%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.56%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.56%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.00%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	438
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	797
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,809
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	102
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	438
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	797
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,809
Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	Year to Date
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Jun. 30, 2026
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	1.40%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	11.02%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(16.98%)
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return Before Taxes
Annual Return [Percent]	oef_AnnlRtrPct	8.95%
Annual Return [Percent]	oef_AnnlRtrPct	15.36%
Annual Return [Percent]	oef_AnnlRtrPct	(9.84%)
Annual Return [Percent]	oef_AnnlRtrPct	13.08%
Annual Return [Percent]	oef_AnnlRtrPct	1.87%
Annual Return [Percent]	oef_AnnlRtrPct	(8.23%)
Annual Return [Percent]	oef_AnnlRtrPct	(11.67%)
Annual Return [Percent]	oef_AnnlRtrPct	12.02%
Annual Return [Percent]	oef_AnnlRtrPct	(5.84%)
Annual Return [Percent]	oef_AnnlRtrPct	19.32%
Virtus Stone Harbor Local Markets Fund | Class I Shares | After Taxes on Distributions
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return After Taxes on Distributions
Virtus Stone Harbor Local Markets Fund | Class I Shares | After Taxes on Distributions and Sales
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares

[1]	Not included in the table are extraordinary expenses. If such amounts were reflected in this table, the Other Expenses would have been 0.87% for Class A Shares and 0.83% for Class I Shares.
[2]

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes (federal, state or otherwise), tax reclaim expenses, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, depositary receipt program fees, expenses incurred in connection with any merger or reorganization, expenses incurred in connection with any meeting of the fund's shareholders, unusual or infrequently occurring expenses, litigation expenses (including expenses for responding to document requests for litigation to which the fund is not a party), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.25% for Class A Shares and 1.00% for Class I Shares through September 30, 2027. Prior to September 30, 2027, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.